Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses	$ 15,433,707	$ 11,981,156	$ 9,274,374
Total operating cost and expenses	192,880,408	181,050,844	129,523,809
Interest income - related parties	7,176,876	4,773,013	1,802,979
Interest income (expense), net	(36,829)	(157,640)	126,616
Income (loss) before income tax	79,269,005	48,192,693	(16,060,109)
Net income (loss) attributable to ordinary shareholders of NCF Wealth Holdings Limited	57,436,359	34,287,128	(13,157,161)
Parent [Member]
General and administrative expenses	2,618,899	4,254,823	3,430,562
Total operating cost and expenses	2,618,899	4,254,823	3,430,562
Interest income - related parties	1,811,694	2,092,219	1,802,979
Interest income (expense), net	12,421	6,108	(773,875)
Income/(loss) in equity method investment	61,079,755	38,144,127	(10,755,703)
Income (loss) before income tax	60,284,971	35,987,631	(13,157,161)
Income tax expenses
Net income (loss) attributable to ordinary shareholders of NCF Wealth Holdings Limited	60,284,971	35,987,631	(13,157,161)
Other comprehensive loss
Foreign currency translation adjustment	119,703	(960,658)	(722,122)
Total comprehensive income (loss)	$ 60,404,674	$ 35,026,974	$ (13,879,283)